LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES.
LEASE LIABILITIES

11.         LEASE LIABILITIES

As at December 31, 2021, the Corporation had $5,531,000 of lease liabilities, primarily for mining equipment leases related to heavy machinery and equipment dedicated to development and operations at Keno Hill. The weighted average incremental borrowing rate for lease liabilities as at December 31, 2021 is 7.51%.

	December 31	December 31
	2021	2020
Lease liabilities – Beginning of period	$7,262	$1,446
Additions	1,377	7,081
Cash flows - Principal payments	(3,604)	(1,246)
Non-cash changes - Accretion	503	292
Disposals	(463)	(311)
Lease modifications	456	—

Lease liabilities - End of period	5,531	7,262

Less : current lease liabilities	3,056	2,855

Non-current lease liabilities	$2,475	$4,407

Undiscounted lease payments

As at December 31, 2021, the Corporation’s undiscounted lease payments consisted of the following:

December 31
2021
2022	$3,351
2023	1,839
2024	782

$5,972